Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Information
Number of principal business segments	3
Summary information by segment
Net revenues	$ 768,241,000	$ 665,106,000	$ 529,329,000
Costs of revenues	290,341,000	271,064,000	247,932,000
Gross margin (as a percent)	62.00%	59.00%	53.00%
Operating expenses:
Sales and marketing	228,927,000	160,411,000	142,342,000
Product development	192,322,000	146,332,000	108,206,000
General and administrative	83,039,000	64,727,000	39,397,000
Goodwill impairment	14,526,000
Total operating expenses	518,814,000	371,470,000	289,945,000
Income (loss) from operations	(40,914,000)	22,572,000	(8,548,000)
Interest and other income, net	28,925,000	18,792,000	16,798,000
Change in fair value of investor option liability (Note 17)	(46,972,000)	21,064,000
Income (loss) from equity method investments, net	19,471,000	9,525,000	(10,730,000)
Realized gain (loss) on investments	227,824,000	(7,387,000)	55,563,000
Investment and related impairment	(19,593,000)	(6,134,000)	(18,498,000)
Income before income tax expense	168,741,000	58,432,000	34,585,000
Income tax benefit (expense)	(6,970,000)	(14,602,000)	(2,730,000)
Net income	161,771,000	43,830,000	31,855,000
Portal advertising & Others
Summary information by segment
Net revenues	434,069,000	476,793,000	463,400,000
Costs of revenues	206,742,000	211,173,000	201,503,000
Gross margin (as a percent)	52.00%	56.00%	57.00%
Operating expenses:
Sales and marketing	108,613,000	97,342,000	101,962,000
Product development	66,490,000	45,592,000	37,020,000
General and administrative	57,320,000	42,210,000	33,619,000
Goodwill impairment	14,526,000
Total operating expenses	246,949,000	185,144,000	172,601,000
Income (loss) from operations	(19,622,000)	80,476,000	89,296,000
Interest and other income, net	22,167,000	21,676,000	21,651,000
Income (loss) from equity method investments, net	19,471,000	10,761,000	(9,390,000)
Realized gain (loss) on investments	227,824,000	(10,503,000)	55,563,000
Investment and related impairment	(19,593,000)	(6,134,000)	(18,498,000)
Income before income tax expense	230,247,000	96,276,000	138,622,000
Income tax benefit (expense)	(5,842,000)	(14,331,000)	(4,281,000)
Net income	224,405,000	81,945,000	134,341,000
Portal advertising
Summary information by segment
Net revenues	375,504,000	378,068,000	363,198,000
Costs of revenues	172,078,000	161,385,000	154,526,000
Gross margin (as a percent)	54.00%	57.00%	57.00%
Others
Summary information by segment
Net revenues	58,565,000	98,725,000	100,202,000
Costs of revenues	34,664,000	49,788,000	46,977,000
Gross margin (as a percent)	41.00%	50.00%	53.00%
Operating expenses:
Goodwill impairment	14,526,000
Weibo
Summary information by segment
Net revenues	334,172,000	188,313,000	65,929,000
Costs of revenues	83,599,000	59,891,000	46,429,000
Gross margin (as a percent)	75.00%	68.00%	30.00%
Operating expenses:
Sales and marketing	120,314,000	63,069,000	40,380,000
Product development	125,832,000	100,740,000	71,186,000
General and administrative	25,719,000	22,517,000	5,778,000
Total operating expenses	271,865,000	186,326,000	117,344,000
Income (loss) from operations	(21,292,000)	(57,904,000)	(97,844,000)
Interest and other income, net	6,758,000	(2,884,000)	(4,853,000)
Change in fair value of investor option liability (Note 17)	(46,972,000)	21,064,000
Income (loss) from equity method investments, net		(1,236,000)	(1,340,000)
Realized gain (loss) on investments		3,116,000
Income before income tax expense	(61,506,000)	(37,844,000)	(104,037,000)
Income tax benefit (expense)	(1,128,000)	(271,000)	1,551,000
Net income	$ (62,634,000)	$ (38,115,000)	$ (102,486,000)